Financial Instruments - Summary of Movement in Allowance for Impairment in Respect of Accounts Receivable (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure Of Financial Instruments [Abstract]
Loss allowance for accounts receivable	$ 752
Balance, end of year	$ 752